Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction		$ 76,688	$ 69,818	$ 110,442
Valuation allowance	[1]	$ (1,032)	$ 3,813	$ 3,953
Income tax rate		21.00%	21.00%	35.00%
Rate change	[2]		$ 80	$ 466
Recognized a deferred tax charge for future foreign withholding taxes related to undistributed earnings	[3]	$ (102)	(393)	1,363
Minimum tax credit carryforward, cash benefit	[4]			$ 4,108
Alternative minimum tax carryforwards utilized refundable year				2021
Deferred tax benefit, relates to transfer of assets purchased	[5]	17,031
One-time transition tax, cash charge				$ 736
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance		$ (1,031)	$ (3,813)	$ 3,953

[1]	For the years ended December 31, 2019, 2018 and 2017, a non-cash valuation allowance of $(1,031), $3,813 and $3,953, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.
[2]	Under the TCJA, the U.S. corporate income tax rate was lowered from 35% to 21%. As a result, a non-cash benefit of $466 to income tax expense was recorded for the reduction of the U.S. net deferred tax liability for the year ended December 31, 2017.
[3]	In periods prior to December 31, 2017, the undistributed earnings of our Canadian subsidiaries were designated as permanently reinvested. As of December 31, 2017, however, management did not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2019, 2018 and 2017, we recognized a deferred tax (benefit) charge of $(102), $(393) and $1,363, respectively, for future foreign withholding taxes related to undistributed earnings.
[4]	Under the TCJA, the corporate alternative minimum tax was repealed and any minimum tax carryforwards not utilized become fully refundable in 2021. The Company does not expect to utilize its minimum tax credit carryforward. As a result, a cash benefit of $4,108 to income tax expense was recorded for the year ended December 31, 2017.
[5]	The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.